Supplement to the
Fidelity® Advisor Asset
Allocation Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 34.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

AAL-05-01 April 4, 2005
1.742446.113

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

The following information replaces the similar information found on the back cover of the prospectus.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

Supplement to the
Fidelity® Advisor Asset
Allocation Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 15.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by
Fidelity.

The following information replaces the similar information found on the back cover of the prospectus.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

AALI-05-01 April 4, 2005
1.742447.111

Supplement to the
Fidelity® Advisor Balanced Fund
Class A, Class T, Class B, and Class C January 29, 2005 Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section beginning on page 35.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

AIG-05-01 April 4, 2005
1.744347.114

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

The following information replaces the similar information found on the back cover of the prospectus.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

Supplement to the
Fidelity® Advisor Balanced Fund
Institutional Class
January 29, 2005 Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" beginning on page 15.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

The following information replaces the similar information found on the back cover of the prospectus.

You can obtain additional information about the fund. A description of the fund's policies and procedures for disclosing its holdings is available in its SAI and on Fidelity's web sites. The SAI also includes more detailed information about the fund and its investments. The SAI is incorporated herein by reference (legally forms a part of the prospectus). The fund's annual and semi-annual reports also include additional information. The fund's annual report includes a discussion of the fund's holdings and recent market conditions and the fund's investment strategies that affected performance.

AIGI-05-01 April 4, 2005
1.744350.112

Supplement to the
Fidelity® Advisor
Dividend Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section beginning on page 32.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

ADGF-05-01 April 4, 2005
1.756194.111

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor
Dividend Growth Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

ADGFI-05-01 April 4, 2005
1.756195.108

Supplement to the
Fidelity® Advisor
Dynamic Capital
Appreciation Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 32.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

ARG-05-01 April 4, 2005
1.740924.115

A sales load waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor
Dynamic Capital
Appreciation Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

ARGI-05-01 April 4, 2005
1.740925.113

Supplement to the
Fidelity® Advisor
Equity Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section beginning on page 32.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

EPG-05-01 April 4, 2005
1.756213.110

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor
Equity Growth Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

EPGI-05-01 April 4, 2005
1.756212.108

Supplement to the
Fidelity® Advisor
Equity Income Fund
Class A, Class T,
Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 33.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

EPI-05-01 April 4, 2005
1.756211.111

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor
Equity Income Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

EPII-05-01 April 4, 2005
1.756210.110

Supplement to the
Fidelity® Advisor Equity Value Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section beginning on page 32.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

AEV-05-01 April 4, 2005
1.760401.109

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor Equity Value Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" beginning on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

AEVI-05-01 April 4, 2005
1.760402.107

Supplement to the
Fidelity® Advisor Fifty Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section beginning on page 32.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

AFIF-05-01 April 4, 2005
1.749940.113

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor Fifty Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" begining on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

AFIFI-05-01 April 4, 2005
1.749941.111

Supplement to the
Fidelity® Advisor Growth & Income Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section beginning on page 32.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

AGAI-05-01 April 4, 2005
1.737468.113

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor Growth & Income Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" beginning on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

AGAII-05-01 April 4, 2005
1.741968.110

Supplement to the
Fidelity® Advisor Growth Opportunities Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 33.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

GO-05-01 April 4, 2005
1.756209.110

A sales load waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor Growth Opportunities Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

GOI-05-01 April 4, 2005
1.756208.108

Supplement to the
Fidelity® Advisor Large Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 33.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

LC-05-01 April 4, 2005
1.749194.111

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor Large Cap Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

LCI-05-01 April 4, 2005
1.756205.108

Supplement to the
Fidelity® Advisor
Leveraged Company
Stock Fund
Class A, Class T,
Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 33.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

ALSF-05-01 April 4, 2005
1.756220.112

A sales load waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor
Leveraged Company Stock Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 14.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

ALSFI-05-01 April 4, 2005
1.756219.110

Supplement to the
Fidelity® Advisor Mid Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 33.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

MC-05-01 April 4, 2005
1.756202.113

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor Mid Cap Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

MCI-05-01 April 4, 2005
1.756201.110

Supplement to the
Fidelity® Advisor
Small Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 32.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

ASCF-05-01 April 4, 2005
1.708463.114

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor
Small Cap Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

ASCFI-05--01 April 4, 2005
1.708464.112

Supplement to the
Fidelity® Advisor
Strategic Growth Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 32.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

ATQG-05-01 April 4, 2005
1.756215.112

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor
Strategic Growth Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

ATQGI-05-01 April 4, 2005
1.756214.111

Supplement to the
Fidelity® Advisor Value Strategies Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to certain of the fund's Class A and Class T front-end sales charge waivers. The changes simplify the front-end sales charge waivers and make the waivers more consistent across Class A and Class T. The changes also expand access to Class A without sales charges. A complete list of the front-end sales charge waivers for Class A and Class T is included in this supplement.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section on page 31.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund; or

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

SO-05-01 April 4, 2005
1.751427.111

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts; or

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b).

A sales load waiver form must accompany these transactions.

Supplement to the
Fidelity® Advisor Value Strategies Fund
Institutional Class
January 29, 2005
Prospectus

Effective April 4, 2005 changes have been made to simplify and expand access to Institutional Class shares of the fund. A complete list of the investors to whom Institutional Class shares are offered is included in this supplement.

The following information replaces the similar information found in the "Buying and Selling Shares" section under the heading "Buying Shares" on page 13.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k) and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties; and

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity.

ISO-05-01 April 4, 2005
1.751426.109